Other Liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous liabilities [abstract]
Accrued expenses	¥ 907,916	¥ 695,578
Annual leave obligations	320,692	133,085
Total other liabilities	1,228,608	828,663
Total current	1,219,491	679,494
Total non-current	9,117	149,169
Total other liabilities	¥ 1,228,608	¥ 828,663